Treasury risk management (Tables)	12 Months Ended
Dec. 31, 2025
Treasury Risk Management [Abstract]
Summary of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities	The following table shows Unilever’s contractually agreed undiscounted cash flows, including expected interest payments, which are payable under financial liabilities at the balance sheet date:

Undiscounted cash flows	€ million Due within 1 year	€ million Due between 1 and 2 years	€ million Due between 2 and 3 years	€ million Due between 3 and 4 years	€ million Due between 4 and 5 years	€ million Due after 5 years	€ million Total	€ million Net carrying amount as shown in balance sheet
2025
Non-derivative financial liabilities:
Bank loans and overdrafts	(245)	(3)	(1)	(1)	(1)	(1)	(252)	(233)
Bonds and other loans	(2,701)	(4,065)	(4,188)	(2,819)	(3,226)	(14,470)	(31,469)	(26,038)
Lease liabilities	(343)	(278)	(228)	(163)	(129)	(489)	(1,630)	(1,326)
Other financial liabilities	(78)	(143)	(11)	(2)	–	–	(234)	(229)
Trade payables, accruals and other liabilities	(16,297)	(55)	(12)	(24)	(3)	(24)	(16,415)	(16,413)
Deferred consideration	(26)	(20)	–	–	–	–	(46)	(46)
	(19,690)	(4,564)	(4,440)	(3,009)	(3,359)	(14,984)	(50,046)	(44,285)
Derivative financial liabilities:
Interest rate derivatives:								(413)
Derivative contracts – receipts	243	1,032	511	140	139	2,951	5,016
Derivative contracts – payments	(330)	(1,165)	(602)	(227)	(226)	(3,144)	(5,694)
Foreign exchange derivatives:								(80)
Derivative contracts – receipts	9,152	1	–	–	–	–	9,153
Derivative contracts – payments	(9,267)	(2)	–	–	–	–	(9,269)
Commodity derivatives:								(10)
Derivative contracts – receipts	–	–	–	–	–	–	–
Derivative contracts – payments	(10)	–	–	–	–	–	(10)
	(212)	(134)	(91)	(87)	(87)	(193)	(804)	(503)
Total	(19,902)	(4,698)	(4,531)	(3,096)	(3,446)	(15,177)	(50,850)	(44,788)
2024
Non-derivative financial liabilities:
Bank loans and overdrafts	(535)	(1)	(1)	(1)	(1)	(7)	(546)	(521)
Bonds and other loans	(6,041)	(2,710)	(3,552)	(4,348)	(2,817)	(14,513)	(33,981)	(28,648)
Lease liabilities	(389)	(322)	(257)	(207)	(147)	(479)	(1,801)	(1,486)
Other financial liabilities	(633)	(41)	(131)	–	(2)	–	(807)	(804)
Trade payables, accruals and other liabilities	(16,064)	(110)	(25)	(35)	(6)	(26)	(16,266)	(16,265)
Deferred consideration	(16)	(1)	–	–	–	–	(17)	(17)
	(23,678)	(3,185)	(3,966)	(4,591)	(2,973)	(15,025)	(53,418)	(47,741)
Derivative financial liabilities:
Interest rate derivatives:								(442)
Derivative contracts – receipts	71	71	192	192	184	408	1,118
Derivative contracts – payments	(178)	(142)	(257)	(260)	(244)	(525)	(1,606)
Foreign exchange derivatives:								(188)
Derivative contracts – receipts	5,641	–	–	–	–	–	5,641
Derivative contracts – payments	(5,867)	–	–	–	–	–	(5,867)
Commodity derivatives:								(20)
Derivative contracts – receipts	–	–	–	–	–	–	–
Derivative contracts – payments	(20)	–	–	–	–	–	(20)
	(353)	(71)	(65)	(68)	(60)	(117)	(734)	(650)
Total	(24,031)	(3,256)	(4,031)	(4,659)	(3,033)	(15,142)	(54,152)	(48,391)

Summary of Derivative Cash Flow Hedges	The following table shows cash flows for which cash flow hedge accounting is applied. The derivatives in the cash flow hedge relationships are expected to have an impact on profit and loss in the same periods as the cash flows occur.

	€ million Due within 1 year	€ million Due between 1 and 2 years	€ million Due between 2 and 3 years	€ million Due between 3 and 4 years	€ million Due between 4 and 5 years	€ million Due after 5 years	€ million Total	€ million Net carrying amount of related derivatives(a)
2025
Foreign exchange cash inflows	1,795	–	–	–	–	–	1,795	–
Foreign exchange cash outflows	(1,843)	–	–	–	–	–	(1,843)	(25)
Interest rate swaps cash inflows	180	1,617	141	691	822	3,601	7,052	15
Interest rate swaps cash outflows	(233)	(1,733)	(197)	(698)	(846)	(3,672)	(7,379)	–
Commodity contracts cash inflows	3	–	–	–	–	–	3	3
Commodity contracts cash outflows	(10)	–	–	–	–	–	(10)	(10)
2024
Foreign exchange cash inflows	2,717	–	–	–	–	–	2,717	–
Foreign exchange cash outflows	(2,696)	–	–	–	–	–	(2,696)	31
Interest rate swaps cash inflows	70	70	1,017	42	592	795	2,586	55
Interest rate swaps cash outflows	(71)	(71)	(982)	(58)	(624)	(852)	(2,658)	–
Commodity contracts cash inflows	126	–	–	–	–	–	126	126
Commodity contracts cash outflows	(20)	–	–	–	–	–	(20)	(20)
(a)See note 16C.

Summary of Currency Derivatives Outstanding

As at year end, the Group had the below notional amount of currency derivatives outstanding to which cash flow hedge accounting is applied:
Currency	€ million 2025	€ million 2024
EUR*	(18)	(1,014)
GBP	(560)	(404)
USD	242	306
SEK	(72)	(87)
CAD	(109)	(194)
SGD	62	68
Others	(206)	(260)
Total	(661)	(1,585)
* Euro exposure relates to group companies having non- euro functional currencies.

Disclosure of Impact of Interest Rate Swaps and Cross-Currency Swaps	The following table shows the split in fixed- and floating-rate interest exposures, taking into account the impact of interest rate swaps:

	€ million 2025	€ million 2024
Current financial liabilities	(2,582)	(6,987)
Non-current financial liabilities	(25,696)	(25,066)
Total financial liabilities	(28,278)	(32,053)
Less: lease liabilities	(1,326)	(1,486)
Financial liabilities (excluding lease liabilities)	26,952	30,567
Of which:
Fixed rate (weighted average amount of fixing for the following year)	(22,228)	(21,151)

Disclosure of detailed information about hedging instruments	The Group does not use derivative financial instruments for speculative purposes. The uses of derivatives and the related values of derivatives are summarised in the following table. Derivatives used to hedge:

	€ million Trade and other receivables	€ million Current financial assets		€ million Non-current financial assets	€ million Trade payables and other liabilities	€ million Current financial liabilities		€ million Non-current financial liabilities	€ million Total
31 December 2025
Foreign exchange derivatives
Fair value hedges	–	–		–	–	–		–	–
Cash flow hedges	5	–		–	(30)	–		–	(25)
Hedges on the net investment in foreign operations	–	12	(a)	–	–	(36)	(a)	–	(24)
Hedge accounting not applied	12	38	(a)	4	(11)	(3)	(a)	–	40
Interest rate derivatives
Fair value hedges	–	–		–	–	(9)		(295)	(304)
Cash flow hedges	–	–		117	–	–		(102)	15
Hedges on the net investment in foreign operations	–	–		19	–	–		–	19
Hedge accounting not applied	–	–		–	–	–		(7)	(7)
Commodity contracts
Cash flow hedges	3	–		–	(10)	–		–	(7)
Hedge accounting not applied	–	–		–	–	–		–	–
	20	50		140	(51)	(48)		(404)	(293)
	Total assets			210	Total liabilities			(503)	(293)
31 December 2024
Foreign exchange derivatives
Fair value hedges	–	–		–	–	–		–	–
Cash flow hedges	59	–		–	(28)	–		–	31
Hedges on the net investment in foreign operations	–	69		–	–	(28)	(a)	–	41
Hedge accounting not applied	18	79	(a)	–	(8)	(124)	(a)	–	(35)
Interest rate derivatives
Fair value hedges	–	–		–	–	–		(423)	(423)
Cash flow hedges	–	–		58	–	–		(3)	55
Hedges on the net investment in foreign operations	–	–		–	–	–		(16)	(16)
Hedge accounting not applied	–	1		10	–	–		–	11
Commodity contracts
Cash flow hedges	126	–		–	(20)	–		–	106
Hedge accounting not applied	–	–		–	–	–		–	–
	203	149		68	(56)	(152)		(442)	(230)
	Total assets			420	Total liabilities			(650)	(230)
(a)Swaps that hedge the currency risk on intra-group loans and offset ‘Hedges of net investments in foreign operations’ are included within ‘Hedge accounting not applied’. See below for further details.

Summary of Financial Assets are Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements	The following financial assets are subject to offsetting, enforceable master netting arrangements and similar agreements.

				Related amounts not set off in the balance sheet
As at 31 December 2025	€ million Gross amounts of recognised financial assets	€ million Gross amounts of recognised financial assets set off in the balance sheet	€ million Net amounts of financial assets presented in the balance sheet	€ million Financial instruments	€ million Cash collateral received	€ million Net amount
Derivative financial assets	229	(19)	210	(162)	(28)	20
As at 31 December 2024
Derivative financial assets	478	(58)	420	(174)	(89)	157

Summary of Financial Liabilities are Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements	The following financial liabilities are subject to offsetting, enforceable master netting arrangements and similar agreements.

				Related amounts not set off in the balance sheet
As at 31 December 2025	€ million Gross amounts of recognised financial liabilities	€ million Gross amounts of recognised financial liabilities set off in the balance sheet	€ million Net amounts of financial liabilities presented in the balance sheet	€ million Financial instruments	€ million Cash collateral received	€ million Net amount
Derivative financial liabilities	(522)	19	(503)	162	–	(341)
As at 31 December 2024
Derivative financial liabilities	(708)	58	(650)	174	–	(476)